Accrued Liabilities (Details) - Accrued liabilities consisted of the following at the dates indicated - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities (Details) - Accrued liabilities consisted of the following at the dates indicated [Line Items]
Accrued lab fees	$ 8,526,602	$ 4,267,665
Accrued payroll	10,464,783	2,409,105	$ 3,060,252
Medicare advance	1,945,814	2,397,024
FICA/Medicare liability	1,793,551	1,793,551
Accrued general expenses	3,975,877	1,437,684	354,082
Accrued subcontractors	8,463,178
Accrued fuel and maintenance	549,491	181,195	43,291
Accrued workers compensation	1,965,084	538,897	881,456
Other current liabilities	194,002	50,000
Accrued legal fees	1,251,463	1,172,425	97,425
Credit card payable	43,086	6,892	151,281
Total accrued liabilities	$ 39,172,931	$ 14,254,438	$ 4,587,787